UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04581

CORNERCAP GROUP OF FUNDS

(Exact name of registrant as specified in charter)

The Peachtree, Suite 1700, 1355 Peachtree Street NE, Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (404) 870-0700

Date of fiscal year end: March 31

Date of reporting period: October 1 – December 31, 2011

Item 1. Schedule of Investments.

SCHEDULE of INVESTMENTS (Unaudited)	December 31, 2011
CORNERCAP BALANCED FUND

	Shares	Value
COMMON STOCKS (59.7%)
Aerospace & Defense (1.5%)
Raytheon Co.	4,860	$235,127

Agriculture (1.3%)
Archer-Daniels-Midland Co.	7,560	216,216

Banks (5.1%)
The Bank of New York Mellon Corp.	11,055	220,105
The Goldman Sachs Group, Inc.	1,700	153,731
JPMorgan Chase & Co.	6,420	213,465
Wells Fargo & Co.	8,330	229,575

		816,876

Biotechnology (1.3%)
Amgen, Inc.	3,245	208,361

Coal (1.1%)
Alpha Natural Resources, Inc.(a)	8,880	181,418

Commercial Services (3.6%)
Apollo Group, Inc., Class A(a)	4,630	249,418
R.R. Donnelley & Sons Co.	12,310	177,633
SAIC, Inc.(a)	13,000	159,770

		586,821

Computers (3.8%)
Computer Sciences Corp.	6,870	162,819
Hewlett-Packard Co.	8,840	227,718
Western Digital Corp.(a)	7,370	228,102

		618,639

Electric (2.7%)
NRG Energy, Inc.(a)	10,390	188,267
Public Service Enterprise Group, Inc.	7,550	249,225

		437,492

Electronic Components (1.2%)
Corning, Inc.	14,980	194,440

Electronics (1.5%)
Arrow Electronics, Inc.(a)	6,460	241,669

Engineering & Construction (2.7%)
Fluor Corp.	4,245	213,311
URS Corp.(a)	6,300	221,256

		434,567

Food (1.4%)
The Kroger Co.	9,140	221,371

Healthcare Products (1.5%)
Medtronic, Inc.	6,160	235,620

Healthcare Services (2.7%)
CIGNA Corp.	4,930	207,060
UnitedHealth Group, Inc.	4,530	229,580

		436,640

Home Furnishings (1.0%)
Whirlpool Corp.	3,320	157,534

Insurance (4.1%)
Everest Re Group, Ltd.	2,800	235,452
Lincoln National Corp.	11,000	213,620
Reinsurance Group of America, Inc.	4,010	209,523

		658,595

Iron & Steel (1.3%)
Cliffs Natural Resources, Inc.	3,420	213,237

Metal Fabricate/Hardware (1.4%)
The Timken Co.	5,850	226,454

Miscellaneous Manufacturing (1.3%)
Eaton Corp.	4,850	211,121

Oil & Gas (7.8%)
ConocoPhillips	3,320	241,928
Diamond Offshore Drilling, Inc.	3,590	198,383
Helmerich & Payne, Inc.	4,150	242,194
Hess Corp.	3,740	212,432
Marathon Oil Corp.	7,510	219,818
Transocean, Ltd.	3,810	146,266

		1,261,021

Pharmaceuticals (2.9%)
Abbott Laboratories	4,450	250,224
Pfizer, Inc.	9,850	213,154

		463,378

Retail (2.9%)
Aeropostale, Inc.(a)	16,585	252,921
The Gap, Inc.	11,980	222,229

		475,150

Semiconductors (1.2%)
Intel Corp.	8,050	195,213

Software (1.4%)
Microsoft Corp.	8,450	219,362

Telecommunications (3.0%)
AT&T, Inc.	7,770	234,965
CenturyLink, Inc.	6,550	243,660

		478,625

TOTAL COMMON STOCKS (COST $9,628,579)		9,624,947

EXCHANGE TRADED FUND (3.7%)
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF	11,930	302,306
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	11,930	301,113

TOTAL EXCHANGE TRADED FUND (COST $600,187)		603,419

	Principal Amount	Value
CORPORATE BONDS (22.4%)
Banks (3.7%)
Barclays Bank PLC,
4.000%, 09/30/2020(b)	$150,000	$137,078
Citigroup, Inc.,
5.000%, 09/15/2014	150,000	148,475
Morgan Stanley,
5.000%, 08/31/2025(b)	150,000	137,310
The Goldman Sachs Group, Inc.,
5.125%, 01/15/2015	170,000	173,783

		596,646

Beverages (0.3%)
Beam, Inc.,
6.375%, 06/15/2014	48,000	52,495

Chemicals (0.9%)
The Dow Chemical Co.,
2.500%, 02/15/2016	150,000	151,200

Computers (1.1%)
Dell, Inc.,
5.650%, 04/15/2018	150,000	173,727

Cosmetics & Personal Care (2.5%)
The Estee Lauder Co., Inc.,
5.550%, 05/15/2017	150,000	173,782
The Procter & Gamble Co.,
4.950%, 08/15/2014	200,000	221,938

		395,720

Diversified Financial Services (3.5%)
Credit Suisse USA, Inc.,
5.375%, 03/02/2016	250,000	264,487
General Electric Capital Corp.,
5.250%, 10/19/2012	150,000	155,251
5.450%, 01/15/2013	140,000	146,482

		566,220

Electronics (1.3%)
Arrow Electronics, Inc.,
6.875%, 07/01/2013	200,000	215,048

Healthcare Products (1.0%)
Johnson & Johnson,
3.800%, 05/15/2013	150,000	157,155

Home Furnishings (1.0%)
Whirlpool Corp.,
6.500%, 06/15/2016	150,000	163,649

Insurance (3.1%)
Principal Life Income Funding Trusts,
5.100%, 04/15/2014	150,000	158,473
The Travelers Cos., Inc.,
5.900%, 06/02/2019	150,000	178,402
W.R. Berkley Corp.,
5.600%, 05/15/2015	150,000	159,159

		496,034

Oil & Gas (1.1%)
Statoil ASA,
6.700%, 01/15/2018
	150,000	182,829

Pharmaceuticals (1.0%)
Eli Lilly & Co.,
6.000%, 03/15/2012	160,000	161,743

Retail (1.1%)
AutoZone, Inc.,
5.500%, 11/15/2015	150,000	167,745

Telecommunications (0.8%)
Verizon Virginia, Inc.,
4.625%, 03/15/2013	125,000	130,159

TOTAL CORPORATE BONDS (AMORTIZED COST $3,512,523)		3,610,370

MUNICIPAL BONDS (3.1%)
Kansas (1.1%)
Johnson County Kansas, Build America General Obligation Bonds, Unified School District No. 232, 4.950%, 09/01/2019	150,000	172,597

North Dakota (1.0%)
Grand Forks ND, Build America Revenue Bonds, 4.500%, 09/01/2019	150,000	166,869

Texas (1.0%)
County of Galveston TX, Build America General Obligation Bonds, 4.200%, 02/01/2017	150,000	165,767

TOTAL MUNICIPAL BONDS (AMORTIZED COST $454,814)		505,233

U.S. GOVERNMENT & AGENCY OBLIGATIONS (3.7%)
Federal Farm Credit Bank (1.0%)
FFCB,
4.875%, 09/24/2014	150,000	167,191

Federal Home Loan Bank (1.7%)
FHLB,
5.250%, 09/13/2013	250,000	270,378

Federal Home Loan Mortgage Corp (1.0%)
FHLMC,
4.500%, 01/15/2015	150,000	167,253

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (AMORTIZED COST $563,972)		604,822

	Shares	Value
SHORT TERM INVESTMENT (5.9%)
Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.010%	950,004	950,004

TOTAL SHORT TERM INVESTMENT (COST $950,004)		950,004

TOTAL INVESTMENTS (COST $15,710,079)	98.5%	$15,898,795

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	1.5%	239,105

NET ASSETS	100.0%	$16,137,900

(a)	Non-Income Producing Security.
(b)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at December 31, 2011.

See Notes to Quarterly Schedule of Investments.

SCHEDULE of INVESTMENTS (Unaudited)	December 31, 2011
CORNERCAP SMALL-CAP VALUE FUND

	Shares	Value
COMMON STOCKS (99.1%)
Aerospace & Defense (2.4%)
Esterline Technologies Corp.(a)	8,410	$470,708

Auto Parts & Equipment (3.1%)
Standard Motor Products, Inc.	31,055	622,653

Banks (7.1%)
City Holding Co.	14,900	504,961
Lakeland Financial Corp.	19,060	493,082
S.Y. Bancorp, Inc.	20,000	410,600

		1,408,643

Chemicals (6.8%)
KMG Chemicals, Inc.	28,500	492,195
Olin Corp.	20,830	409,310
OM Group, Inc.(a)	19,770	442,650

		1,344,155

Commercial Services (7.7%)
Convergys Corp.(a)	41,860	534,552
Deluxe Corp.	21,115	480,578
Great Lakes Dredge & Dock Corp.	91,050	506,238

		1,521,368

Diversified Financial Services (2.1%)
Knight Capital Group, Inc., Class A(a)	35,720	422,210

Electrical Components & Equipment (4.8%)
EnerSys(a)	19,090	495,767
Fushi Copperweld, Inc.(a)	60,760	456,915

		952,682

Electronics (2.1%)
TTM Technologies, Inc.(a)	38,320	419,987

Engineering & Construction (2.4%)
EMCOR Group, Inc.	18,070	484,457

Environmental Control (2.2%)
Darling International, Inc.(a)	32,550	432,589

Forest Products & Paper (5.2%)
Buckeye Technologies, Inc.	17,390	581,522
PH Glatfelter Co.	31,700	447,604

		1,029,126

Healthcare Services (8.8%)
Almost Family, Inc.(a)	32,350	536,363
Coventry Health Care, Inc.(a)	14,320	434,898
Healthways, Inc.(a)	70,305	482,292
LHC Group, Inc.(a)	23,720	304,328

		1,757,881

Heavy Electrical Equipment (2.2%)
AZZ, Inc.	9,430	428,499

Industrial Machinery (2.2%)
EnPro Industries, Inc.(a)	13,170	434,347

Insurance (12.9%)
Delphi Financial Group, Inc., Class A	16,460		729,178
Maiden Holdings, Ltd.	50,975		446,541
Protective Life Corp.	25,920		584,755
SeaBright Insurance Holdings, Inc.	51,800		396,270
Tower Group, Inc.	20,550		414,494

			2,571,238

Mining (2.2%)
Noranda Aluminum Holding Corp.	53,650		442,612

Oil & Gas (4.8%)
Energy Partners, Ltd.(a)	31,800		464,280
Unit Corp.(a)	10,340		479,776

			944,056

Oil & Gas Services (2.3%)
C&J Energy Services, Inc.(a)	21,880		457,948

Packaging & Containers (2.0%)
UFP Technologies, Inc.(a)	27,000		398,790

Pharmaceuticals (2.4%)
Par Pharmaceutical Cos., Inc.(a)	14,600		477,858

Retail (5.2%)
Fred’s, Inc., Class A	33,170		483,618
Systemax, Inc.(a)	33,480		549,407

			1,033,025

Savings & Loans (2.5%)
OceanFirst Financial Corp.	38,310		500,712

Software (2.0%)
Mantech International Corp., Class A	12,480		389,875

Telecommunications (1.3%)
Sierra Wireless, Inc.(a)	35,990		252,470

Wholesale Distribution (2.4%)
Core-Mark Holding Co., Inc.	12,020		475,992

TOTAL COMMON STOCKS (COST $18,632,096)			19,673,881

SHORT TERM INVESTMENT (0.9%)
Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.010%	184,647		184,647

TOTAL SHORT TERM INVESTMENT (COST $184,647)			184,647

TOTAL INVESTMENTS (COST $18,816,743)	100.0%		$19,858,528

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0	%)(b)	(8,325)

NET ASSETS	100.0%		$19,850,203

(a)	Non-Income Producing Security.
(b)	Greater than (0.05%).

See Notes to Quarterly Schedule of Investments.

SCHEDULE of INVESTMENTS (Unaudited)	December 31, 2011
CORNERCAP LARGE/MID-CAP VALUE FUND

	Shares	Value
COMMON STOCKS (96.6%)
Aerospace & Defense (2.1%)
Raytheon Co.	2,090	$101,114

Agriculture (2.1%)
Archer-Daniels-Midland Co.	3,450	98,670

Banks (8.2%)
The Bank of New York Mellon Corp.	5,400	107,514
The Goldman Sachs Group, Inc.	715	64,657
JPMorgan Chase & Co.	3,320	110,390
Wells Fargo & Co.	4,160	114,650

		397,211

Biotechnology (2.3%)
Amgen, Inc.	1,760	113,010

Chemicals (2.2%)
E.I. du Pont de Nemours & Co.	2,335	106,896

Coal (2.0%)
Alpha Natural Resources, Inc.(a)	4,720	96,430

Commercial Services (5.7%)
Apollo Group, Inc., Class A(a)	2,015	108,548
R.R. Donnelley & Sons Co.	6,850	98,846
SAIC, Inc.(a)	5,650	69,438

		276,832

Computers (6.4%)
Computer Sciences Corp.	3,960	93,852
Hewlett-Packard Co.	3,900	100,464
Western Digital Corp.(a)	3,653	113,060

		307,376

Electric (4.0%)
NRG Energy, Inc.(a)	4,945	89,603
Public Service Enterprise Group, Inc.	3,180	104,972

		194,575

Electronics (2.4%)
Arrow Electronics, Inc.(a)	3,125	116,906

Engineering & Construction (4.2%)
Fluor Corp.	2,130	107,033
URS Corp.(a)	2,750	96,580

		203,613

Food (2.1%)
The Kroger Co.	4,240	102,693

Healthcare Products (2.3%)
Medtronic, Inc.	2,910	111,308

Healthcare Services (4.1%)
CIGNA Corp.	2,330	97,860
UnitedHealth Group, Inc.	1,940	98,319

		196,179

Home Furnishings (2.3%)
Whirlpool Corp.	2,295	108,898

Insurance (6.6%)
Everest Re Group, Ltd.	1,160	97,544
Lincoln National Corp.	5,780	112,248
Reinsurance Group of America, Inc.	2,105	109,986

		319,778

Iron & Steel (2.1%)
Cliffs Natural Resources, Inc.	1,590	99,137

Metal Fabricate/Hardware (2.3%)
The Timken Co.	2,820	109,162

Miscellaneous Manufacturing (2.1%)
Eaton Corp.	2,300	100,119

Oil & Gas (12.2%)
ConocoPhillips	1,510	110,034
Diamond Offshore Drilling, Inc.	1,390	76,811
Helmerich & Payne, Inc.	2,090	121,972
Hess Corp.	1,900	107,920
Marathon Oil Corp.	4,050	118,544
Transocean, Ltd.	1,420	54,514

		589,795

Pharmaceuticals (4.1%)
Abbott Laboratories	1,650	92,779
Pfizer, Inc.	4,770	103,223

		196,002

Retail (4.3%)
Aeropostale, Inc.(a)	7,080	107,970
The Gap, Inc.	5,215	96,738

		204,708

Semiconductors (2.2%)
Intel Corp.	4,415	107,064

Software (2.1%)
Microsoft Corp.	3,970	103,061

Telecommunications (6.2%)
AT&T, Inc.	3,365	101,757
CenturyLink, Inc.	2,750	102,300
Corning, Inc.	7,210	93,586

		297,643

TOTAL COMMON STOCKS (COST $4,941,454)		4,658,180

SHORT TERM INVESTMENT (6.2%)
Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.010%	298,693	298,693

TOTAL SHORT TERM INVESTMENT (COST $298,693)		298,693

TOTAL INVESTMENTS (COST $5,240,147)	102.8%	$4,956,873

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS	(2.8%)	(132,696)

NET ASSETS	100.0%	$4,824,177

(a)	Non-Income Producing Security.

See Notes to Quarterly Schedule of Investments.

Notes to Quarterly Statement of Investments

December 31, 2011 (Unaudited)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The CornerCap Group of Funds (the “Funds”) was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The investment objective of the CornerCap Balanced Fund and CornerCap Small-Cap Value Fund is to obtain capital appreciation and current income, whereas, the CornerCap Large/Mid-Cap Value Fund’s investment objective is to obtain capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

The preparation of Statement of Investments in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts in the Statement of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value the Funds ultimately realize upon sale of the securities.

A. Security Valuation – Portfolio securities including common stocks, corporate bonds, municipal bonds, and U.S. Government and Agency obligations that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern time or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Based on obtaining active market quotes, common stocks are classified as Level 1 of the fair value hierarchy. Corporate bonds, municipal bonds, and U.S. Government and Agency obligations are classified as Level 2 of the hierarchy, due to the use of additional observable inputs. Unlisted securities that are not included on such exchanges or Systems are valued at the mean of the quoted bid and asked prices on the over-the-counter market. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 within the hierarchy. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by CornerCap Investment Counsel (the “Advisor”) under procedures established by and under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 2 or 3 within the hierarchy, depending on the inputs used. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days and would be classified as Level 2 of the hierarchy. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.

B. Security Transactions Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Discounts and premiums on securities purchased are amortized over the lives of the respective securities, using the effective interest method. In the event of a security in default, a portion of interest receivable that was once recognized as interest income is written off and treated as a reduction of interest income.

C. Accounting Estimates – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

D. Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2011:

CornerCap Balanced Fund:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$9,624,947	$–	$–	$9,624,947
Exchange Traded Fund	603,419			603,419
Corporate Bonds		3,610,370	–	3,610,370
Municipal Bonds	–	505,233	–	505,233
U.S. Government & Agency Obligations	–	604,822	–	604,822
Short Term Investment	950,004	–	–	950,004
Total	$11,178,370	$4,720,425	$–	$15,898,795

CornerCap Small-Cap Value Fund:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$19,673,881	$–	$–	$19,673,881
Short Term Investment	184,647	–	–	184,647
Total	$19,858,528	$–	$–	$19,858,528

CornerCap Large/Mid-Cap Value Fund:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$4,658,180	$–	$–	$4,658,180
Short Term Investment	298,693	–	–	298,693
Total	$4,956,873	$–	$–	$4,956,873

*	See Schedule of Investments for industry classification.

There were no transfers into or out of Levels 1 and 2 during the nine months ended December 31, 2011.

For the nine months ended December 31, 2011, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Funds did not hold any derivative instruments at any time during the period.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities at December 31, 2011, were as follows:

	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund

Gross appreciation (excess of value over tax cost)	$1,368,876	$2,889,520	$294,724
Gross depreciation (excess of tax cost over value)	(1,180,160)	(1,847,735)	(577,998)

Net unrealized appreciation	188,716	1,041,785	(283,274)

Cost of investments for income tax purposes	$15,710,079	$18,816,743	$5,240,147

The differences between book and tax net unrealized appreciation are wash sale loss deferrals.

Item 2. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CORNERCAP FUNDS

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer and
Chief Financial Officer

Date:	February 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer and
Chief Financial Officer

Date:	February 23, 2012